5. Convertible Promissory Notes: Schedule of Debt (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Details
Face Value of Convertible Promissory Notes Issued	$ 2,455,000	$ 2,230,000
Day One Derivative Loss Recognized During the Year	35,249	26,309
Discount Recognized at Issuance Due to Embedded Derivatives	(1,389,256)	(1,155,660)
Cash Financing Costs	(174,800)	(155,300)
Accretion Expense	630,797	363,363
Accreted Value of Promissory Notes	$ 1,556,990	$ 1,308,712